ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 6 – ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	December 31,
	2025	2024
Accounts receivable	$1,050,224	$920,502
Less: Allowance for doubtful accounts	(631,012)	(5,458)
Accounts receivable, net	$419,212	$915,044